Schedule II - Condensed Financial Information of Registrant	12 Months Ended
Dec. 31, 2017
Schedule II - Condensed Financial Information of Registrant
Schedule II - Condensed Financial Information of Registrant

Sirius International Insurance Group, Ltd.

Schedule II

Condensed Financial Information of Registrant

Balance Sheets

As at December 31, 2017 and 2016

(Expressed in millions of U.S. dollars, except share and per share information)	2017	2016
Assets
Fixed maturity investments, at fair value	$3.9	$5.0
Short-term investments, at fair value (Amortized cost 2017: $625.3; 2016: $539.7)	30.8	33.4
Equity securities, at fair value (Cost 2017: $275.1; 2016: $125.7)	—	4.9
Total investments	34.7	43.3
Cash	0.1	—
Investments in unconsolidated affiliates	2,030.4	1,957.8
Other assets	1.1	14.7
Total assets	$2,066.3	$2,015.8
Liabilities
Other liabilities	$43.2	$27.7
Total liabilities	43.2	27.7
Commitments and Contingencies
Mezzanine equity
Series A redeemable preference shares	106.1	—
Common shareholder’s equity
Common shares (shares issued and outstanding: 120,000,000)	1.2	1.2
Additional paid-in surplus	1,197.9	1,184.6
Retained earnings	858.4	1,014.5
Accumulated other comprehensive (loss)	(140.5)	(212.2)
Total common shareholder’s equity	1,917.0	1,988.1
Total liabilities, mezzanine equity, and common shareholder’s equity	$2,066.3	$2,015.8

See Notes to Condensed Financial Information of Registrant

Sirius International Insurance Group, Ltd.

Schedule II

Condensed Financial Information of Registrant

Statements of (Loss) Income

For the years ended December 31, 2017, 2016, and 2015

(Expressed in millions of U.S. dollars)	2017	2016	2015
Revenues
Net investment income	$0.3	$(0.2)	$0.1
Net realized investment (losses) gains	0.2	0.3	—
Net unrealized investment (losses) gains	12.8	(0.1)	(0.1)
Net foreign exchange gains (losses)	(0.2)	—	—
Gain on revaluation of contingent consideration	13.6	—	—
Other revenue	0.9	—	—
Total revenues	27.6	—	—
Expenses
Other underwriting expenses	(0.2)	—	—
General and administrative expenses	13.0	36.6	15.8
Total expenses	12.8	36.6	15.8
Income (Loss) before equity earnings of unconsolidated affiliates, net of tax	14.8	(36.6)	(15.8)
Equity in earnings of unconsolidated affiliates, net of tax	(164.8)	69.1	307.0
(Loss) income before accrued dividends on Series A redeemable preference shares	(150.0)	32.5	291.2
Accrued dividends on Series A redeemable preference shares	(6.1)	—	—
Net (loss) income attributable to Sirius Group’s common shareholder	$(156.1)	$32.5	$291.2

See Notes to Condensed Financial Information of Registrant

Sirius International Insurance Group, Ltd.

Schedule II

Condensed Financial Information of Registrant

Statements of Comprehensive (Loss) Income

For the years ended December 31, 2017, 2016, and 2015

(Expressed in millions of U.S. dollars)	2017	2016	2015
Comprehensive Income
Net (loss) income attributable to Sirius Group’s common shareholder	$(156.1)	$32.5	$291.2
Other comprehensive income (loss)
Change in equity in net unrealized (losses) gains from investments in unconsolidated affiliates, net of tax	—	—	(29.8)
Change in foreign currency translation	71.7	(67.3)	(65.4)
Net change in other	—	1.2	0.2
Comprehensive (loss) income attributable to Sirius Group’s common shareholder	$(84.4)	$(33.6)	$196.2

See Notes to Condensed Financial Information of Registrant

Sirius International Insurance Group, Ltd.

Schedule II

Condensed Financial Information of Registrant

Statements of Cash Flows

For the years ended December 31, 2017, 2016, and 2015

(Expressed in millions of U.S. dollars)	2017	2016	2015
Cash flows from operations:
Net (loss) income attributable to common shareholder	$(156.1)	$32.5	$291.2
Adjustments to reconcile net income to net cash (used for) provided from operations:
Equity in earnings of subsidiaries	164.8	(69.1)	(307.0)
Dividends received from subsidiaries	110.0	20.0	48.0
Net realized and unrealized investment gains	(13.0)	(0.2)	0.1
Amortization of premium on fixed maturity investments	(0.1)	—	0.1
Revaluation of contingent consideration	(13.6)	—	—
Accrued dividends on Series A redeemable preference shares	6.1	—	—
Other operating items:
Net change in other assets and liabilities, net	12.6	(6.8)	1.0
Net cash (used for) provided from operations	110.7	(23.6)	33.4
Cash flows from investing activities:
Net change in short-term investments	2.5	(4.5)	(25.1)
Sales of fixed maturities and convertible fixed maturity investments	1.1	16.3	17.5
Sales of common equity securities	59.6	3.2	—
Purchases of common equity securities	(54.4)	(8.0)	—
Purchases of fixed maturities and convertible fixed maturity investments	—	(6.3)	(23.9)
Contributions to subsidiaries	(132.7)	(42.1)	—
Net cash provided from investing activities	(123.9)	(41.4)	(31.5)
Cash flows from financing activities:
Capital contribution from former parent	13.3	89.6	—
Cash dividends paid to former parent	—	(27.0)	—
Net cash provided from (used for) financing activities	13.3	62.6	—
Net increase (decrease) in cash during year	0.1	(2.4)	1.9
Cash balance at beginning of year	—	2.4	0.5
Cash balance at end of year	$0.1	$—	$2.4

See Notes to Condensed Financial Information of Registrant